BUSINESS COMBINATIONS (Schedule of assets acquired and liabilities assumed as of the acquisition date) (Details) - USD ($) $ in Thousands	Jan. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Business Acquisition [Line Items]
Goodwill		$ 90,807	$ 48,317
Sentronics Metrology GmbH [Member]
Business Acquisition [Line Items]
Cash and Cash Equivalents	$ 3,803
Trade accounts receivable, net	2,243
Inventories	8,297
Other current assets	380
Property, plant and equipment, net	6,212
Technology	$ 14,540
Current Technology, amortization period	5 years
Customer Relationships	$ 2,554
Customer Relationships, amortization period	7 years
Goodwill	$ 34,414
Total assets acquired	72,443
Deferred Tax Liability	(6,076)
Other liabilities assumed	(6,209)
Total liabilities assumed	(12,285)
Net assets acquired	$ 60,158